Related Party Transactions (Details) - NorthView Acquisition Corp [Member] - USD ($)							3 Months Ended		12 Months Ended
	Feb. 24, 2025	Feb. 11, 2025	Apr. 27, 2023	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024	Jan. 10, 2024	Dec. 22, 2021
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001		$ 0.0001
Cancellation shares of common stock (in Shares)					862,500
Common stock exceeds per share (in Dollars per share)							$ 12		$ 12
Principal amount											$ 2,500,000	$ 1,500,000
Common stock price (in Dollars per share)											$ 2.22	$ 2.22
Outstanding amount							$ 1,919,796		$ 1,919,796
Convertible loans							1,500,000		1,500,000
Administrative service fee							0	$ 0	0	$ 30,000
Expenses incurred and paid									50,000	$ 50,000
Percentage of original issue discount		10.00%
Change in fair value of securities purchase agreement							$ 23,487
Paid costs	$ 8,820
Related Party Loan [Member]
Related Party Transactions (Details) [Line Items]
Warrant conversion price (in Dollars per share)							$ 1		$ 1
Ascent Note [Member]
Related Party Transactions (Details) [Line Items]
Senior secured convertible promissory notes		$ 22,222,222
Purchase price		$ 20,000,000
Percentage of original issue discount		10.00%
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrant price per share (in Dollars per share)													$ 11.5
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination							$ 1,176,565		$ 791,407
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price						$ 25,000
Price per share (in Dollars per share)						$ 0.005
Sponsor amount			$ 1,200,000
Sponsor [Member] | Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrant price per share (in Dollars per share)			$ 1
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Convertible promissory note							9,133,382		8,908,052
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price						$ 25,000
Price per share (in Dollars per share)						$ 0.005
Aggregate shares (in Shares)						5,175,000
Common stock, par value (in Dollars per share)						$ 0.0001
Aggregate number of shares owned (in Shares)				4,743,750
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Expenses per month							5,000		5,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price						$ 25,000
Price per share (in Dollars per share)						$ 0.005
Aggregate shares (in Shares)						5,175,000
Common stock, par value (in Dollars per share)						$ 0.0001
Aggregate number of shares owned (in Shares)				4,743,750
Sponsor [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Due to related party							$ 50,000		$ 50,000
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Number of trading days							20 days		20 days
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Number of trading days							30 days		30 days
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, description							On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock		On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)													$ 10
Forfeiture shares (in Shares)							618,750		618,750
Over-Allotment Option [Member] | Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrant price per share (in Dollars per share)							$ 11.5		$ 11.5